Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended
	May 31, 2009	Nov. 30, 2006
Class of Stock [Line Items]
Stock issued during period, shares, restricted stock award, gross		3,198,105
Stock issued during period, additional shares issued	1,468,221
Stock issued during period, shares, issued for services	226,290
Stock issued during period, shares, other	56,596
Equity method investment, ownership percentage	4.00%
Common shares attributable to conversion of debt	$ 4,000,000